MML SERIES INVESTMENT FUND

MML Focused Equity Fund

Supplement dated March 2, 2017 to the

Prospectus dated May 1, 2016 and the

Summary Prospectus dated May 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective on or about May 1, 2017, Wellington Management Company LLP (“Wellington Management”) will replace Harris Associates L.P. (“Harris”) as subadviser of the MML Focused Equity Fund.

Effective on or about May 1, 2017, the following information replaces the information found under Principal Investment Strategies (Page 13 of the Prospectus) for the MML Focused Equity Fund:

The Fund invests primarily in equity securities of U.S. companies that the Fund’s subadviser, Wellington Management Company LLP (“Wellington Management”), believes are financially sound, valued conservatively by the market, and have improving prospects. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, rights, and warrants, of issuers of any size. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund generally will not invest more than 30% of its total assets in foreign securities. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund is non-diversified, which means that it may hold larger positions in a smaller number of stocks than a diversified fund.

Wellington Management seeks long-term total returns in excess of the broad market by investing in a select number of high quality, reasonably-valued companies that have demonstrated the willingness to return value to shareholders. The investment process stresses security selection based on bottom-up fundamental research to identify undervalued stocks that have the potential for significant longer-term rewards. Wellington Management’s investment philosophy is based on the premise that investing in high quality companies with superior prospects for dividend growth, and the fundamental strength to support that growth in the future, can provide superior long-term returns. Wellington Management typically sells a security when it achieves its price target or when it no longer exhibits superior upside return versus downside risk.

Effective on or about May 1, 2017, the following information replaces the information found under the headings Subadviser and Portfolio Managers relating to the MML Focused Equity Fund (Page 15 of the Prospectus) found in the section titled Management:

Subadviser: Wellington Management Company LLP (“Wellington Management”)

Portfolio Manager:

Donald J. Kilbride is a Senior Managing Director and Equity Portfolio Manager at Wellington Management. He has managed the Fund since May 2017.

Effective on or about May 1, 2017, the following information supplements the information for Harris found under the heading Subadvisers and Portfolio Managers (Pages 96-97 of the Prospectus) in the section titled Management of the Funds:

Effective on or about May 1, 2017, Wellington Management Company LLP (“Wellington Management”) will replace Harris Associates L.P. (“Harris”) as subadviser of the MML Focused Equity Fund therefore all references to Harris as subadviser for the MML Focused Equity Fund will be removed.

Effective on or about May 1, 2017, the following information supplements the information for Wellington Management found under the heading Subadvisers and Portfolio Managers (Pages 100-101 in the Prospectus) in the section titled Management of the Funds:

Wellington Management Company LLP (“Wellington Management”), a Delaware limited liability partnership with principal offices located at 280 Congress Street, Boston, Massachusetts 02210, manages the investments of the MML Focused Equity Fund, MML Fundamental Growth Fund, and MML Fundamental Value Fund and a portion of the portfolio of the MML Small Cap Growth Equity Fund. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of December 31, 2016, Wellington Management and its investment advisory affiliates had investment management authority with respect to approximately $979 billion in assets.

Wellington Management will replace Harris as the subadviser of the MML Focused Equity Fund on or about May 1, 2017.

Donald J. Kilbride

is a Senior Managing Director and Equity Portfolio Manager at Wellington Management. He has managed the Fund since May 2017.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L7352-16-07

FE-16-02

MML SERIES INVESTMENT FUND

Supplement dated March 2, 2017 to the

Statement of Additional Information dated May 1, 2016

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective on or about May 1, 2017, Wellington Management Company LLP (“Wellington Management”) will replace Harris Associates L.P. (“Harris”) as subadviser of the MML Focused Equity Fund.

Effective on or about May 1, 2017, the following information replaces similar information found on page B-62 under the heading Subadvisers for Harris:

Harris

MML Advisers has also entered into a Subadvisory Agreement with Harris pursuant to which Harris serves as MML International Equity’s subadviser, providing day-to-day management of each Fund’s investments. Harris is located at 111 S. Wacker Drive, Suite 4600, Chicago, Illinois 60606. Harris is a limited partnership managed by its general partner, Harris Associates, Inc. (“HAI”). Harris and HAI are wholly-owned subsidiaries of Natixis Global Asset Management, L.P., which is an indirect subsidiary of Natixis Global Asset Management (“NGAM”), an international asset management group based in Paris, France, that is in turn principally owned by Natixis, a French investment banking and financial services firm. Natixis is principally owned by BPCE, France’s second largest banking group. BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks. As of December 31, 2016, Harris managed approximately $108.5 billion in assets under management.

Harris also provides subadvisory services for the MassMutual Select Focused Value Fund and MassMutual Select Overseas Fund, each of which are series of MassMutual Select Funds, a registered, open-end investment company for which MML Advisers serves as investment adviser.

Effective on or about May 1, 2017, the following information replaces similar information found on page B-64 under the heading Subadvisers for Wellington Management:

Wellington Management

MML Advisers has also entered into Subadvisory Agreements with Wellington Management pursuant to which Wellington Management serves as MML Focused Equity’s, MML Fundamental Growth’s, MML Fundamental Value’s, and MML Small Cap Growth Equity’s subadviser, providing day-to-day management of each Fund’s investments. Wellington Management is located at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of December 31, 2016, Wellington Management has investment authority with respect to approximately $979 billion in assets.

Wellington Management also provides subadvisory services for the MassMutual Select Fundamental Value Fund, MassMutual Select Fundamental Growth Fund, MassMutual Select Small Cap Value Equity Fund, and MassMutual Select Small Cap Growth Equity Fund, each of which are a series of MassMutual Select Funds, a registered, open-end investment company for which MML Advisers serves as investment adviser.

Effective immediately, the following information replaces the information found under the heading Code of Ethics (Page B-70):

The Trust, MML Advisers, the Distributor, AllianceBernstein, American Century, BlackRock, Gateway, Harris, Loomis Sayles, MFS, MetWest, NTI, Templeton, T. Rowe Price, and Wellington Management have each adopted a code of ethics (the “Codes of Ethics”) pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act. The Codes of Ethics permit Fund personnel to invest in securities, including securities that may be purchased or held by a Fund, for their own accounts, but require compliance with various pre-clearance requirements (with certain exceptions). The Codes of Ethics are on public file with, and are available from, the SEC.

Effective on or about May 1, 2017, the information for Harris relating to the MML Focused Equity Fund found on page B-197 in the section titled Appendix C—Additional Portfolio Manager Information is hereby deleted.

Effective on or about May 1, 2017, the following information will supplement the information for Wellington Management found on pages B-213-B-216 in the section titled Appendix C—Additional Portfolio Manager Information:

The portfolio manager of MML Focused Equity is Donald J. Kilbride

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

Donald Kilbride
Registered investment companies**	14	$50,843,159,394	1	$30,768,681,140
Other pooled investment vehicles	5	$305,293,351	0	$0
Other accounts	17	$2,506,112,836	2	$356,188,777

*	The information provided is as of December 31, 2016.
**	Does not include MML Focused Equity.

Ownership of Securities:

As of December 31, 2016, the portfolio manager did not own any shares of MML Focused Equity.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI L7352-16-08